Loss before income taxes (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Before Income Tax Domestic And Foreign [Line Items]
United States	$ (5,223,749)	$ (5,328,958)
Foreign	(363,863)	(422,236)
Loss before income taxes	$ (5,587,612)	$ (5,751,194)